Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies (Textual)
Lease expiration period	Various dates through 2017.
Period of renewal option of agreements	One to five years
Lease rental expenses	$ 463,589	$ 174,513